SHARE CAPITAL AND RESERVES (Details 8) - Restricted share units	12 Months Ended
Nov. 30, 2021 shares
IfrsStatementLineItems [Line Items]
Balance	750,000
Vested	(487,502)
Cancelled	(98,541)
Balance	163,957